UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number    811-08343
                                             -------------------------

                           Phoenix Investment Trust 97
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                  John H. Beers, Esq.
Counsel and Secretary for Registrant              Vice President and Counsel
   Phoenix Life Insurance Company               Phoenix Life Insurance Company
         One American Row                              One American Row
      Hartford, CT 06103-2899                      Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                     Date of reporting period: May 31, 2006
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX INVESTMENT TRUST 97
GLOSSARY
MAY 31, 2006


REIT (REAL ESTATE INVESTMENT TRUST)
Publicly traded companies that own develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Phoenix Small-Cap Value Fund


                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)


                                    SHARES         VALUE
                                  ---------    ------------

DOMESTIC COMMON STOCKS--97.4%


AEROSPACE & DEFENSE--1.7%
Armor Holdings, Inc.(b)             39,600    $   2,261,952
DRS Technologies, Inc.(f)            9,200          489,992
Kaman Corp. Class A                 11,600          215,760
MTC Technologies, Inc.(b)            6,600          182,952
Triumph Group, Inc.(b)              20,900          987,107
                                              -------------
                                                  4,137,763
                                              -------------

AIRLINES--2.2%
Alaska Air Group, Inc.(b)           46,800        1,813,032
ExpressJet Holdings, Inc.(b)(f)    152,100          892,827
Mesa Air Group, Inc.(b)(f)          70,500          675,390
Republic Airways Holdings, Inc.(b)  65,100          999,285
SkyWest Airlines, Inc.(f)           48,700        1,131,301
                                              -------------
                                                  5,511,835
                                              -------------

APPAREL RETAIL--4.2%
Charlotte Russe Holding, Inc.(b)     7,500          159,225
Charming Shoppes, Inc.(b)(f)       140,000        1,559,600
Finish Line, Inc. (The) Class A      7,300           93,440
Men's Wearhouse, Inc. (The)         71,000        2,404,770
Pacific Sunwear of California,
  Inc.(b)(f)                        79,500        1,745,025
Payless ShoeSource, Inc.(b)(f)     102,600        2,737,368
Shoe Carnival, Inc.(b)(f)           38,300          892,007
Stein Mart, Inc.(f)                 58,000          899,000
                                              -------------
                                                 10,490,435
                                              -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Oxford Industries, Inc.(f)           7,600          306,432
Perry Ellis International(b)         8,100          195,696
Phillips-Van Heusen Corp.(f)        47,300        1,676,785
                                              -------------
                                                  2,178,913
                                              -------------

APPLICATION SOFTWARE--0.6%
Lawson Software, Inc.(b)(f)        134,300          906,525
Quest Software, Inc.(b)(f)          50,000          694,000
                                              -------------
                                                  1,600,525
                                              -------------

AUTO PARTS & EQUIPMENT--1.4%
Aftermarket Technology Corp.(b)     40,700          988,196
ArvinMeritor, Inc.(f)               89,800        1,505,946
Modine Manufacturing Co.            22,900          538,150


                                    SHARES         VALUE
                                  ---------    ------------

AUTO PARTS & EQUIPMENT--(CONTINUED)
Shiloh Industries, Inc.(b)          19,000    $     372,970
                                              -------------
                                                  3,405,262
                                              -------------

AUTOMOTIVE RETAIL--1.7%
CSK Auto Corp.(b)(f)                81,800        1,039,678
Group 1 Automotive, Inc.            26,600        1,616,482
Sonic Automotive, Inc.(f)           60,000        1,435,800
                                              -------------
                                                  4,091,960
                                              -------------

BUILDING PRODUCTS--1.6%
American Woodmark Corp.(f)          14,000          491,960
Apogee Enterprises, Inc.(f)         11,200          168,000
ElkCorp.(f)                          6,300          181,125
PW Eagle, Inc.(f)                   34,100          957,869
Universal Forest Products, Inc.(f)  16,800        1,104,264
USG Corp.(b)(f)                     12,500        1,151,000
                                              -------------
                                                  4,054,218
                                              -------------

CATALOG RETAIL--0.1%
ValueVision Media, Inc. Class A(b)  11,000          136,510

COMMERCIAL PRINTING--0.7%
Consolidated Graphics, Inc.(b)      18,600          947,484
Ennis, Inc.(f)                      40,700          794,464
                                              -------------
                                                  1,741,948
                                              -------------

COMMODITY CHEMICALS--0.8%
Georgia Gulf Corp.(f)               31,800        1,024,914
Westlake Chemical Corp.             34,300        1,070,846
                                              -------------
                                                  2,095,760
                                              -------------

COMMUNICATIONS EQUIPMENT--3.1%
Black Box Corp.                     20,200        1,043,330
CommScope, Inc.(b)(f)               63,100        1,844,413
Comtech Telecommunications
  Corp.(b)(f)                       44,850        1,348,191
Harris Corp.                        51,900        2,113,368
Polycom, Inc.(b)                    58,100        1,254,379
Waestell Technologies, Inc.
  Class A(b)(f)                     63,500          168,910
                                              -------------
                                                  7,772,591
                                              -------------

COMPUTER STORAGE & PERIPHERALS--1.1%
Komag, Inc.(b)(f)                   68,300        2,836,499

CONSTRUCTION & ENGINEERING--0.8%
EMCOR Group, Inc.(b)(f)             31,000        1,490,790

Phoenix Small-Cap Value Fund


                                    SHARES         VALUE
                                  ---------    ------------

CONSTRUCTION & ENGINEERING--(CONTINUED)
Michael Baker Corp.(b)              19,100    $     431,087
                                              -------------
                                                  1,921,877
                                              -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
Accuride Corp.(b)(f)                70,200          805,896
Commercial Vehicle Group, Inc.(b)   47,700          979,758
                                              -------------
                                                  1,785,654
                                              -------------

CONSTRUCTION MATERIALS--0.5%
Headwaters, Inc.(b)(f)              23,100          634,095
U.S. Concrete, Inc.(b)(f)           43,900          543,482
                                              -------------
                                                  1,177,577
                                              -------------

CONSUMER FINANCE--1.7%
Cash America International, Inc.    68,600        2,110,822
CompuCredit Corp.(b)(f)             28,000        1,071,280
EZCORP, Inc. Class A(b)(f)          33,400        1,079,154
                                              -------------
                                                  4,261,256
                                              -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Hewitt Associates, Inc. Class A(b)  28,500          758,955

DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A(f)          40,800        1,110,576

DISTRIBUTORS--0.6%
Building Materials Holding
  Corp.(f)                          55,200        1,574,304

DIVERSIFIED BANKS--0.3%
Intervest Bancshares Corp.(b)       19,500          784,680

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.2%
CRA International, Inc.(b)           4,700          208,680
Geo Group, Inc. (The)(b)(f)         33,500        1,249,550
Navigant Consulting, Inc.(b)        40,500          818,505
SIRVA, Inc.(b)(f)                  108,300          759,183
                                              -------------
                                                  3,035,918
                                              -------------

DRUG RETAIL--0.6%
Longs Drug Stores Corp.(f)          34,000        1,565,360

ELECTRIC UTILITIES--0.6%
Cleco Corp.                         60,000        1,332,600
Otter Tail Corp.(f)                  5,800          151,322
                                              -------------
                                                  1,483,922
                                              -------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.9%
Genlyte Group, Inc. (The)(b)(f)     32,800        2,288,784
LSI Industries, Inc.                24,000          352,800
Regal-Beloit Corp.                  36,400        1,744,652
Smith (A.O.) Corp.(f)               46,100        2,026,095


                                    SHARES         VALUE
                                  ---------    ------------

ELECTRICAL COMPONENTS & EQUIPMENT--(CONTINUED)
Superior Essex, Inc.(b)             22,800    $     773,832
                                              -------------
                                                  7,186,163
                                              -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
Aeroflex, Inc.(b)(f)                81,400          953,194
CalAmp Corp.(b)(f)                  98,800          966,264
Planar Systems, Inc.(b)             53,700          718,506
                                              -------------
                                                  2,637,964
                                              -------------

ELECTRONIC MANUFACTURING SERVICES--2.2%
CTS Corp.                           48,100          653,198
Merix Corp.(b)(f)                   81,400          783,068
Plexus Corp.(b)(f)                  47,900        1,883,907
TTM Technologies, Inc.(b)(f)        81,600        1,192,176
Zygo Corp.(b)                       55,900          840,736
                                              -------------
                                                  5,353,085
                                              -------------

FOOD DISTRIBUTORS--0.8%
Performance Food Group Co.(b)(f)    40,500        1,319,895
Spartan Stores, Inc.                44,500          589,625
                                              -------------
                                                  1,909,520
                                              -------------

FOOTWEAR--1.1%
Brown Shoe Co., Inc.(f)             26,250          923,475
Skechers U.S.A., Inc.
  Class A(b)(f)                     70,600        1,896,316
                                              -------------
                                                  2,819,791
                                              -------------

GAS UTILITIES--1.4%
Laclede Group, Inc. (The)(f)        54,000        1,817,100
New Jersey Resources Corp.          14,200          637,864
Southwest Gas Corp.                 17,400          506,514
UGI Corp.(f)                        24,600          572,196
                                              -------------
                                                  3,533,674
                                              -------------


HEALTH CARE EQUIPMENT--0.5%
Cantel Medical Corp.(b)(f)          39,200          541,352
Greatbatch, Inc.(b)                 30,400          689,776
                                              -------------
                                                  1,231,128
                                              -------------

HEALTH CARE FACILITIES--0.7%
Kindred Healthcare, Inc.(b)         31,100          788,696
LifePoint Hospitals, Inc.(b)        24,800          876,184
                                              -------------
                                                  1,664,880
                                              -------------

HEALTH CARE SERVICES--0.4%
Res-Care, Inc.(b)                   53,100        1,054,035

HOME FURNISHINGS--1.3%
Furniture Brands International,
  Inc.(f)                           64,400        1,385,888
Hooker Furniture Corp.              22,900          367,774

Phoenix Small-Cap Value Fund

                                    SHARES         VALUE
                                  ---------    ------------

HOME FURNISHINGS--(CONTINUED)
La-Z-Boy, Inc.(f)                   86,500    $   1,294,040
Stanley Furniture Co., Inc.(f)       2,200           56,320
                                              -------------
                                                  3,104,022
                                              -------------

HOMEBUILDING--2.6%
Beazer Homes USA, Inc.(f)           37,100        1,845,725
Meritage Homes Corp.(b)(f)          14,200          760,978
Orleans Homebuilders, Inc.(f)       36,500          721,240
Technical Olympic USA, Inc.(f)      53,450          965,307
WCI Communities, Inc.(b)(f)         27,800          589,082
William Lyon Homes, Inc.(b)(f)      13,900        1,546,375
                                              -------------
                                                  6,428,707
                                              -------------

HOMEFURNISHING RETAIL--0.4%
Rent-A-Center, Inc.(b)              41,300          982,114

HOTELS, RESORTS & CRUISE LINES--0.6%
Bluegreen Corp.(b)                  96,300        1,159,452
Sunterra Corp.(b)(f)                42,600          440,484
                                              -------------
                                                  1,599,936
                                              -------------

HOUSEWARES & SPECIALTIES--0.3%
Lifetime Brands, Inc.(f)            23,700          656,490

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.9%
Kelly Services, Inc. Class A        10,200          276,012
Kforce, Inc.(b)                     69,600        1,063,488
Spherion Corp.(b)(f)                99,700          833,492
                                              -------------
                                                  2,172,992
                                              -------------

INDUSTRIAL MACHINERY--2.0%
Albany International Corp.
  Class A(f)                        18,400          735,264
Barnes Group, Inc.                  30,000        1,238,700
EnPro Industries, Inc.(b)(f)        19,300          670,868
Gardner Denver, Inc.(b)             25,000        1,886,500
Tennant Co.                          6,900          342,585
                                              -------------
                                                  4,873,917
                                              -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
CT Communications, Inc.             19,100          310,184
Valor Communications Group,
  Inc.(f)                           81,900        1,009,008
                                              -------------
                                                  1,319,192
                                              -------------

INTERNET RETAIL--0.7%
FTD Group, Inc.(b)                  18,100          237,653
Priceline.com, Inc.(b)(f)           47,500        1,477,250
                                              -------------
                                                  1,714,903
                                              -------------

INTERNET SOFTWARE & SERVICES--1.4%
EarthLink, Inc.(b)                  87,800          731,374


                                    SHARES         VALUE
                                  ---------    ------------

INTERNET SOFTWARE & SERVICES--(CONTINUED)
InfoSpace, Inc.(b)(f)               60,600    $   1,373,802
RealNetworks, Inc.(b)(f)            80,400          760,584
United Online, Inc.                 48,800          581,696
                                              -------------
                                                  3,447,456
                                              -------------

INVESTMENT BANKING & BROKERAGE--0.4%
Knight Capital Group, Inc.
  Class A(b)(f)                     58,700          905,154

IT CONSULTING & OTHER SERVICES--0.6%
MPS Group, Inc.(b)                  59,900          900,896
Sykes Enterprises, Inc.(b)          29,000          499,960
                                              -------------
                                                  1,400,856
                                              -------------

LEISURE PRODUCTS--0.5%
JAKKS Pacific, Inc.(b)(f)           60,800        1,184,992
Steinway Musical Instruments,
  Inc.(b)(f)                         6,000          162,300
                                              -------------
                                                  1,347,292
                                              -------------

LIFE & HEALTH INSURANCE--0.7%
Delphi Financial Group, Inc.
  Class A(f)                        12,400          655,588
FBL Financial Group Inc., Class A   27,300          976,794
                                              -------------
                                                  1,632,382
                                              -------------

MANAGED HEALTH CARE--0.5%
Molina Healthcare, Inc.(b)(f)       34,200        1,293,444

METAL & GLASS CONTAINERS--0.7%
Greif, Inc. Class A                 17,300        1,096,820
Myers Industries, Inc.              38,900          618,510
                                              -------------
                                                  1,715,330
                                              -------------

MORTGAGE REIT'S--1.6%
American Home Mortgage
  Investment Corp.(f)               22,600          754,162
Anthracite Capital, Inc.            60,700          683,482
Arbor Realty Trust, Inc.            41,900        1,024,874
Capital Trust, Inc.                  9,300          316,758
Northstar Realty Finance Corp.(f)  103,100        1,140,286
                                              -------------
                                                  3,919,562
                                              -------------

MULTI-LINE INSURANCE--0.3%
Horace Mann Educators Corp.(f)      51,100          855,925

MULTI-UTILITIES--0.7%
Avista Corp.(f)                     75,800        1,686,550

OIL & GAS DRILLING--0.3%
Parker Drilling placeCo.(b)        104,000          767,520

OIL & GAS EQUIPMENT & SERVICES--3.0%
Hornbeck Offshore Services,
  Inc.(b)(f)                        21,200          750,480
Maverick Tube Corp.(b)(f)           19,700          949,540

Phoenix Small-Cap Value Fund


                                    SHARES         VALUE
                                  ---------    ------------

OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
Newpark Resources, Inc.(b)(f)      159,700    $     939,036
Oil States International,
  Inc.(b)(f)                        67,200        2,334,528
SEACOR Holdings, Inc.(b)(f)         19,900        1,621,850
Veritas DGC, Inc.(b)(f)             19,800          935,154
                                              -------------
                                                  7,530,588
                                              -------------

OIL & GAS EXPLORATION & PRODUCTION--2.2%
Callon Petroleum Co.(b)(f)          37,000          660,820
Chesapeake Energy Corp.(f)          71,900        2,199,421
Harvest Natural Resources,
  Inc.(b)(f)                       106,500        1,470,765
Swift Energy Co.(b)                 29,800        1,196,768
                                              -------------
                                                  5,527,774
                                              -------------

OIL & GAS REFINING & MARKETING--1.4%
Giant Industries, Inc.(b)(f)        13,700          865,840
Tesoro Corp.                        39,000        2,656,290
                                              -------------
                                                  3,522,130
                                              -------------


OIL & GAS STORAGE & TRANSPORTATION--0.6%
OMI Corp.(f)                        42,000          782,880
Overseas Shipholding Group, Inc.    16,000          821,600
                                              -------------
                                                  1,604,480
                                              -------------

PACKAGED FOODS & MEATS--0.8%
Chiquita Brands International,
  Inc.(f)                           80,800        1,156,248
Seaboard Corp.(f)                      600          787,200
                                              -------------
                                                  1,943,448
                                              -------------

PAPER PACKAGING--0.3%
Rock-Tenn Co. Class A               46,900          725,543

PERSONAL PRODUCTS--0.7%
NBTY, Inc.(b)                       67,700        1,775,094

PHARMACEUTICALS--0.9%
Alpharma, Inc. Class A(f)           97,000        2,271,740

PROPERTY & CASUALTY INSURANCE--9.3%
21st Century Insurance Group        62,300          941,976
Affirmative Insurance
  Holdings, Inc                      7,400          108,262
American Physicians Capital,
  Inc.(b)                            5,900          272,698
CNA Surety Corp.(b)(f)              21,700          372,589
Commerce Group, Inc. (The)          14,400          817,200
Donegal Group, Inc. Class A              1                6
EMC Insurance Group, Inc.(f)        27,800          886,264
FPIC Insurance Group, Inc.(b)(f)    25,800          969,306
Harleysville Group, Inc.            30,900          855,621
LandAmerica Financial Group,
  Inc.(f)                           21,000        1,405,320
Meadowbrook Insurance Group(b)      63,600          482,088
Mercury General Corp.               40,000        2,238,000


                                    SHARES         VALUE
                                  ---------    ------------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Navigators Group, Inc. (The)(b)     18,200    $     750,204
Ohio Casualty Corp.                 51,900        1,550,253
ProAssurance Corp.(b)(f)            31,600        1,491,836
RLI Corp.                           13,900          657,470
Safety Insurance Group, Inc.(f)     23,600        1,112,504
SeaBright Insurance
  Holdings, Inc.(b)                 57,900          917,136
Selective Insurance Group,
  Inc.(f)                           52,700        2,872,150
State Auto Financial Corp.          35,300        1,147,250
Stewart Information Services
  Corp.(f)                          31,400        1,193,514
Zenith National Insurance Corp.     49,049        1,961,960
                                              -------------
                                                 23,003,607
                                              -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Jones Lang LaSalle, Inc.(f)         23,800        1,892,338

REGIONAL BANKS--1.9%
City Holding Co.                     6,000          216,960
Columbia Banking System, Inc.(f)     2,700           90,720
Community Trust Bancorp, Inc.        7,100          241,613
First BanCorp Puerto Rico(f)        80,700          857,841
First State Bancorp.(f)             17,100          399,456
Mercantile Bank Corp                 1,680           67,485
Santander BanCorp(f)                18,500          431,420
Southwest Bancorp, Inc.(f)          36,600          878,766
Taylor Capital Group, Inc.(f)        3,300          135,729
TCF Financial Corp.(f)              56,500        1,508,550
                                              -------------
                                                  4,828,540
                                              -------------

REINSURANCE--0.3%
Scottish Re Group Ltd.(f)           41,500          805,930

RESTAURANTS--0.2%
Jack in the Box, Inc.(b)             8,800          366,608

SEMICONDUCTOR EQUIPMENT--1.0%
Advanced Energy Industries, Inc.(b) 47,000          662,700
Cohu, Inc.(f)                       26,500          459,245
MKS Instruments, Inc.(b)(f)         42,200          921,226
Photronics, Inc.(b)(f)              23,700          399,819
                                              -------------
                                                  2,442,990
                                              -------------

SEMICONDUCTORS--0.9%
IXYS Corp.(b)                       58,300          583,000
OmniVision Technologies,
  Inc.(b)(f)                        54,800        1,605,640
                                              -------------
                                                  2,188,640
                                              -------------

SPECIALIZED FINANCE--0.1%
Medallion Financial Corp.           14,900          194,147

Phoenix Small-Cap Value Fund


                                    SHARES         VALUE
                                  ---------    ------------

SPECIALIZED REIT'S--1.7%
Ashford Hospitality Trust, Inc.     55,700    $     665,615
FelCor Lodging Trust, Inc.          70,000        1,456,700
Highland Hospitality Corp.(f)      103,100        1,247,510
Winston Hotels, Inc.                74,100          806,208
                                              -------------
                                                  4,176,033
                                              -------------

SPECIALTY CHEMICALS--2.3%
Albemarle Corp.(f)                  35,400        1,699,200
Fuller (H.B.) placeCo.              48,100        2,320,825
PolyOne Corp.(b)                   123,400        1,166,130
Schulman (A.), Inc.(f)              19,600          473,340
                                              -------------
                                                  5,659,495
                                              -------------

SPECIALTY STORES--0.3%
Books-A-Million, Inc.                3,400           50,660
Escala Group, Inc.(b)               91,500          661,545
                                              -------------
                                                    712,205
                                              -------------

STEEL--3.6%
Commercial Metals Co.              104,000        2,559,440
Olympic Steel, Inc.                 26,900          896,308
Quanex Corp.(f)                     26,400        1,038,048
Reliance Steel & Aluminum Co.(f)    28,000        2,257,080
Ryerson, Inc.(f)                    35,000          913,500
Steel Dynamics, Inc.(f)             22,200        1,289,598
                                              -------------
                                                  8,953,974
                                              -------------

SYSTEMS SOFTWARE--1.5%
Internet Security Systems,
  Inc.(b)(f)                       115,600        2,367,488
Sybase, Inc.(b)                     70,000        1,425,900
                                              -------------
                                                  3,793,388
                                              -------------

TECHNOLOGY DISTRIBUTORS--0.9%
Agilysys, Inc.                      37,100          612,150
Anixter International, Inc.(f)      24,800        1,208,504
Global Imaging Systems, Inc.(b)(f)   9,700          397,215
                                              -------------
                                                  2,217,869
                                              -------------

THRIFTS & MORTGAGE FINANCE--4.7%
Accredited Home Lenders Holding
  Co.(b)(f)                         35,300        1,833,482
Corus Bankshares, Inc.(f)           39,200        1,107,400
Delta Financial Corp.                6,200           58,280
Downey Financial Corp.(f)           22,700        1,545,870
Federal Agricultural Mortgage Corp.
  Class C                           14,900          373,245
First Financial Holdings, Inc.      13,800          428,766
FirstFed Financial Corp.(b)(f)      29,700        1,717,848
ITLA Capital Corp.                   8,400          418,740
Ocwen Financial Corp(b)(f)         109,000        1,236,060


                                    SHARES         VALUE
                                  ---------    ------------

THRIFTS & MORTGAGE FINANCE--(CONTINUED)
R-G Financial Corp. Class B(f)      80,700    $     734,370
TierOne Corp.(f)                    37,500        1,230,000
W Holding Co., Inc.(f)             133,500          995,910
                                              -------------
                                                 11,679,971
                                              -------------

TRADING COMPANIES & DISTRIBUTORS--0.7%
Bluelinx Holdings, Inc.(f)          58,400          787,232
Rush Enterprises, Inc.
  Class A(b)(f)                     59,500        1,036,490
                                              -------------
                                                  1,823,722
                                              -------------

TRUCKING--1.4%
AMERCO(b)(f)                         5,900          521,619
Arkansas Best Corp.(f)              32,600        1,343,446
P.A.M. Transportation Services,
  Inc.(b)                            6,400          171,456
Swift Transportation Co.,
  Inc.(b)(f)                        44,900        1,285,936
Werner Enterprises, Inc.(f)          2,700           52,569
                                              -------------
                                                  3,375,026
                                              -------------
-----------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $199,194,049)                  241,743,562
-----------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.3%


PROPERTY & CASUALTY INSURANCE--0.2%
United America Indemnity Ltd.
  (United States)(b)                27,600          627,348

REINSURANCE--1.1%
Arch Capital Group Ltd.
  (United States)(b)                46,100        2,646,140
-----------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,452,981)                      3,273,488
-----------------------------------------------------------

WARRANTS--0.0%


OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc.
  Strike $2.15, 1/31/08(d)           2,429                0
-----------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                      0
-----------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $201,647,030)                  245,017,050
                                              -------------


                                  PAR VALUE
                                    (000)          VALUE
                                  ---------    ------------

SHORT-TERM INVESTMENTS--1.8%


COMMERCIAL PAPER(e)--1.8%
CAFCO LLC 5.05%, 6/1/06             $4,465        4,465,000
-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,465,000)                      4,465,000
-----------------------------------------------------------

Phoenix Small-Cap Value Fund



TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $206,112,030)                  249,482,050(a)

Other assets and liabilities, net--(0.5)%        (1,180,873)
                                              -------------
NET ASSETS--100.0%                            $ 248,301,177
                                              =============
















(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $49,311,697 and gross depreciation of $6,449,437 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $206,619,790.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At May 31, 2006, this security amounted to a value of $0 or 0% of net assets.
(e) The rate shown is the discount rate.
(f) All or a portion of security is on loan.

Phoenix Value Equity Fund

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)



                                      SHARES      VALUE
                                     --------  ------------

DOMESTIC COMMON STOCKS--97.0%


AEROSPACE & DEFENSE--2.8%
General Dynamics Corp.                15,000  $     954,600
Northrop Grumman Corp.                 5,500        355,740
                                              -------------
                                                  1,310,340
                                              -------------

AIRLINES--0.8%
Alaska Air Group, Inc.(b)              3,900        151,086
Continental Airlines, Inc. Class B(b)  9,800        243,040
                                              -------------
                                                    394,126
                                              -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc.(b)                         3,800        110,504

ASSET MANAGEMENT & CUSTODY BANKS--3.1%
Franklin Resources, Inc.              16,100      1,448,195

BIOTECHNOLOGY--0.0%
Biogen Idec, Inc.(b)                     200          9,326

COMPUTER & ELECTRONICS RETAIL--0.3%
GameStop Corp. Class A(b)              2,800        120,232

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.8%
Cummins, Inc.                          7,400        815,554
FreightCar America, Inc.               1,700        102,612
PACCAR, Inc.                          11,200        860,720
                                              -------------
                                                  1,778,886
                                              -------------

CONSTRUCTION MATERIALS--0.5%
Eagle Materials, Inc.                  4,400        214,412

DEPARTMENT STORES--0.1%
Dillard's, Inc. Class A                1,900         51,718

DISTRIBUTORS--0.6%
Building Materials Holding Corp.       9,600        273,792

DIVERSIFIED BANKS--1.6%
Wells Fargo & Co.                     11,000        730,070

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
PHH Corp.(b)                           4,100        104,796

DIVERSIFIED METALS & MINING--3.6%
Phelps Dodge Corp.                    19,500      1,670,955

ELECTRIC UTILITIES--1.8%
FirstEnergy Corp.                     16,300        854,446


                                      SHARES      VALUE
                                     --------  ------------

HEALTH CARE DISTRIBUTORS--1.4%
AmerisourceBergen Corp.               15,300   $    666,927

HOME IMPROVEMENT RETAIL--2.8%
Home Depot, Inc. (The)                34,700      1,322,764

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Mirant Corp.(b)                        6,900        171,672

INDUSTRIAL MACHINERY--0.1%
Timken Co. (The)                       1,100         34,573

INTEGRATED OIL & GAS--14.4%
ConocoPhillips                        34,400      2,177,176
Exxon Mobil Corp.                     50,200      3,057,682
Hess Corp.                             7,400      1,110,000
Marathon Oil Corp.                     5,400        405,270
                                              -------------
                                                  6,750,128
                                              -------------

INTEGRATED TELECOMMUNICATION SERVICES--6.6%
AT&T, Inc.                            81,700      2,129,102
BellSouth Corp.                       13,400        452,518
Qwest Communications International,
  Inc.(b)                             76,200        534,162
                                              -------------
                                                  3,115,782
                                              -------------

INVESTMENT BANKING & BROKERAGE--5.8%
Bear Stearns Cos., Inc. (The)         11,800      1,578,250
E*TRADE Financial Corp.(b)               300          7,281
Morgan Stanley                        19,200      1,144,704
                                              -------------
                                                  2,730,235
                                              -------------

LEISURE PRODUCTS--0.2%
JAKKS Pacific, Inc.(b)                 2,600         50,674
Marvel Entertainment, Inc.(b)          3,100         59,210
                                              -------------
                                                    109,884
                                              -------------

LIFE & HEALTH INSURANCE--5.3%
Lincoln National Corp.                13,000        730,340
MetLife, Inc.                         31,900      1,641,893
Prudential Financial, Inc.             1,400        106,610
Torchmark Corp.                          400         23,552
                                              -------------
                                                  2,502,395
                                              -------------

MANAGED HEALTH CARE--0.4%
CIGNA Corp.                            1,800        166,932
Sierra Health Services, Inc.(b)          100          4,120
                                              -------------
                                                    171,052
                                              -------------

Phoenix Value Equity Fund


                                      SHARES      VALUE
                                     --------  ------------

MULTI-LINE INSURANCE--5.0%
Assurant, Inc.                         8,000  $     391,040
Genworth Financial, Inc. Class A       9,400        314,806
Hartford Financial Services
  Group, Inc. (The)                   18,800      1,653,272
                                              -------------
                                                  2,359,118
                                              -------------

MULTI-UTILITIES--2.0%
Duke Energy Corp.                     33,900        956,658

OIL & GAS EQUIPMENT & SERVICES--0.8%
Helix Energy Solutions Group,
  Inc.(b)                             10,200        361,692

OIL & GAS REFINING & MARKETING--2.0%
Valero Energy Corp.                   15,700        963,195

PHARMACEUTICALS--0.9%
Alpharma, Inc. Class A                 6,200        145,204
King Pharmaceuticals, Inc.(b)         16,600        295,148
                                              -------------
                                                    440,352
                                              -------------

PROPERTY & CASUALTY INSURANCE--7.6%
Allstate Corp. (The)                  12,600        693,126
Berkley (W.R.) Corp.                   9,000        309,330
Chubb Corp. (The)                     33,600      1,697,808
CNA Financial Corp.(b)                 3,500        114,030
St. Paul Travelers Cos., Inc. (The)   16,792        739,184
                                              -------------
                                                  3,553,478
                                              -------------

RAILROADS--4.0%
CSX Corp.                              3,900        260,988
Union Pacific Corp.                   17,500      1,624,000
                                              -------------
                                                  1,884,988
                                              -------------

REGIONAL BANKS--5.9%
Colonial BancGroup, Inc. (The)         1,800         47,988
KeyCorp                               21,600        771,552
National City Corp.                    6,400        236,032
PNC Financial Services Group,
  Inc. (The)                           9,800        675,318
SunTrust Banks, Inc.                  14,100      1,067,511
                                              -------------
                                                  2,798,401
                                              -------------

SEMICONDUCTOR EQUIPMENT--0.1%
Lam Research Corp.(b)                  1,100         49,269

SEMICONDUCTORS--1.4%
Texas Instruments, Inc.               21,100        658,953

SOFT DRINKS--1.1%
PepsiCo, Inc.                          8,400        507,864

SPECIALIZED CONSUMER SERVICES--0.1%
Jackson Hewitt Tax Service, Inc.       1,200         39,240


                                      SHARES      VALUE
                                     --------  ------------

STEEL--4.8%
Nucor Corp.                           17,800  $   1,873,806
Reliance Steel & Aluminum Co.          1,900        153,159
United States Steel Corp.              3,500        232,330
                                              -------------
                                                  2,259,295
                                              -------------

THRIFTS & MORTGAGE FINANCE--2.2%
Corus Bankshares, Inc.                 2,200         62,150
PMI Group, Inc. (The)                  1,700         77,350
Radian Group, Inc.                    14,800        904,576
                                              -------------
                                                  1,044,076
                                              -------------

TOBACCO--1.6%
Reynolds American, Inc.                7,000        769,580

TRUCKING--0.7%
Hunt (J.B.) Transport Services, Inc.  13,400        327,898
-----------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $43,098,219)                    45,621,267
-----------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--0.3%


REINSURANCE--0.3%
PartnerRe Ltd. (United States)         1,825        112,091
-----------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $116,877)                          112,091
-----------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $43,215,096)                    45,733,358
                                              -------------



                                    PAR VALUE
                                       (000)       VALUE
                                     --------  ------------

SHORT-TERM INVESTMENTS--2.7%


COMMERCIAL PAPER(D)--2.7%
CAFCO LLC 5.05%, 6/1/06               $1,285      1,285,000
-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,285,000)                      1,285,000
-----------------------------------------------------------


TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $44,500,096)                    47,018,358(a)

Other assets and liabilities, net--0.0%              13,986
                                              -------------
NET ASSETS--100.0%                            $  47,032,344
                                              =============

Phoenix Value Equity Fund


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,342,963 and gross depreciation of $855,313 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $44,530,708.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
         The following is a summary of significant accounting policies consistently followed by the Investment Trust 97 in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the placecountry-regionUnited States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


D. SECURITY LENDING:
    Certain Funds loan securities to qualified brokers through an agreement with State Street Bank and the Fund (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)


sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.


NOTE 2--ILLIQUID SECURITIES:
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Phoenix Investment Trust 97
            ---------------------------------------------------------------

By (Signature and Title)*    /s/ George R. Aylward
                         --------------------------------------------------
                             George R. Aylward, Executive Vice President
                             (principal executive officer)

Date  July 27, 2006
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ George R. Aylward
                         --------------------------------------------------
                             George R. Aylward, Executive Vice President
                             (principal executive officer)

Date  July 27, 2006
    -----------------------------------------------------------------------


By (Signature and Title)*    /s/ Nancy G. Curtiss
                         --------------------------------------------------
                             Nancy G. Curtiss, Chief Financial Officer and
                             Treasurer
                             (principal financial officer)

Date  July 25, 2006
    -----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.